Income tax benefit/(expense) (Tables)	12 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
Summary of Reconciliation of Income Tax to Prima Facie Tax Payable

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2024	2023	2022
(a)	Reconciliation of income tax to prima facie tax payable
	Loss from continuing operations before income tax	(88,147)	(82,101)	(91,586)
	Tax benefit at the Australian tax rate of 30% (2023: 30%, 2022: 30%)	(26,444)	(24,630)	(27,476)
	Tax effect of amounts which are not deductible/(exempt) in calculating taxable income:
	Share-based payments expense	1,752	1,089	1,588
	Research and development tax concessions	324	(730)	(869)
	Foreign exchange translation (losses)/gains	(103)	501	159
	Contingent consideration	2,908	(2,631)	(274)
	Other sundry items	(231)	695	(2,036)
	Subtotal	(21,794)	(25,706)	(28,908)
	Adjustments for current tax of prior periods	198	274	(923)
	Differences in overseas tax rates	6,051	8,537	8,407
	Tax benefit not recognized	15,354	16,683	21,185
	Change in tax rate on Deferred tax assets(1)	—	—	(8,326)
	Change in tax rate on Deferred tax liability(1)	—	—	8,326
	Income tax benefit attributable to loss before income tax	(191)	(212)	(239)

(1)
On June 30, 2022, there was a change in the expected tax rate applicable on future taxable profits in Singapore. The Group was expecting to benefit from concessionary tax rates (tax holiday) in Singapore under the tax incentives granted to the Group by the Singapore Economic Development Board, however at June 30, 2022 the Group had not met the conditions under the agreement to access the concessionary tax rates and therefore have recognized a change in the expected tax rate in Singapore to reflect the statutory tax rate of 17%. The Group is in current discussions with the Singapore Economic Development Board to amend the conditions of the incentive agreement and access these concessionary tax rates in the future.

Summary of income tax expense/(benefit)

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2024	2023	2022
(b)	Income tax (benefit)/expense
	Current tax
	Current tax	—	—	—
	Total current tax (benefit)/expense	—	—	—

	Deferred tax
	(Increase)/decrease in deferred tax assets	56	38	(8,317)
	(Decrease)/increase in deferred tax liabilities	(247)	(250)	8,078
	Total deferred tax (benefit)/expense	(191)	(212)	(239)
	Income tax (benefit)/expense	(191)	(212)	(239)

Summary of Amounts That Would Be Recognized Directly in Equity if Brought to Account

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2024	2023	2022
(c)	Amounts that would be recognized directly in equity if brought to account
	Aggregate current and deferred tax arising in the reporting period and not recognized in net loss or other comprehensive income but which would have been directly applied to equity had it been brought to account:
	Current tax recorded in equity (if brought to account)	(1,329)	(1,716)	(142)
	Deferred tax recorded in equity (if brought to account)	1,029	839	715
		(300)	(877)	573

Summary of Amounts That Would Be Recognized Directly in Equity

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2024	2023	2022
(d)	Amounts recognized directly in equity
	Aggregate current and deferred tax arising in the reporting period and not recognized in net loss or other comprehensive income but debited/credited to equity
	Current tax recorded in equity	—	—	—
	Deferred tax recorded in equity	191	212	239
		191	212	239

Summary of Deferred Tax Assets Not Brought to Account

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2024	2023	2022
(e)	Deferred tax assets not brought to account
	Unused tax losses
	Potential tax benefit at local tax rates	140,129	125,728	111,283
	Other temporary differences
	Potential tax benefit at local tax rates	14,204	12,318	11,046
	Other tax credits
	Potential tax benefit at local tax rates	3,220	3,220	3,220
		157,553	141,266	125,549